Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, net
Property and equipment consist of the following:

	December 31,
	2021	2022
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	204,082	271,692
Construction in progress	5,617	97,786
Leasehold improvements	34,653	32,913
Others	13,594	13,700

Total	257,946	416,091

Less: accumulated depreciation	(178,335)	(215,198)

Property and equipment, net	79,611	200,893